FINANCIAL LIABILITY (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 11, 2025	Feb. 28, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Finance Lease, Term of Contract									99 years
Long term liability			$ 132,796,406	$ 132,767,058	$ 132,727,928
Financial liability gross				136,533,315	136,533,315	$ 136,533,315
Unamortized closing costs net			3,736,909	3,766,257	3,805,387
Unpaid accrued interest			23,719,747	10,812,055	1,223,116
Issued shares of new common stock		10,000,000
Additional rent and late fees				2,930,867
Construction in Progress [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest on lease				10,548,867	10,265,025
XCF [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Incurred direct costs and closing fees			3,873,864	3,873,864
Construction in progress			29,347	$ 39,130	$ 39,130
NewXCF [Member] | Twain Forbearance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financial liability gross			136,533,315
Issued shares of new common stock	4,000,000
Financial liability due			$ 17,407,707
Base Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			7.28%	7.28%	7.28%		2.48%	2.48%
Base Interest [Member] | Year One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			5.02%	5.02%
Base Interest [Member] | Year Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			7.63%	7.63%
Base Interest [Member] | Year Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bears interest rate			10.30%	10.30%
Encore DEC LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage									100.00%	100.00%
Construction in progress			$ 99,061,222	$ 96,412,822
Twain GL XXVIII, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, Finance Lease, Term of Contract										99 years